Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000168333 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168333 | Garrett Motion, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168333 | Crane NXT Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168333 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168333 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168333 | Matson, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168333 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168333 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168333 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168333 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000168333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000168334 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168334 | Garrett Motion, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168334 | Crane NXT Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168334 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168334 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168334 | Matson, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168334 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168334 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168334 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168334 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000168334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000244343 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000244343 | Garrett Motion, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000244343 | Crane NXT Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244343 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244343 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244343 | Matson, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244343 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244343 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244343 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000244343 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244343 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000244343 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000244343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000244343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000244343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000168335 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168335 | Garrett Motion, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168335 | Crane NXT Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168335 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168335 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168335 | Matson, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168335 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168335 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168335 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168335 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000168335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000168335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000168335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000219866 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219866 | Garrett Motion, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219866 | Crane NXT Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219866 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219866 | The Bank of NT Butterfield & Son Ltd._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219866 | Matson, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219866 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219866 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219866 | Gates Industrial Corp. PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219866 | Black Hills Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219866 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219866 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219866 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219866 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219866 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219866 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000219866 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219866 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000219866 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000219866 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000168336 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168336 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168336 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168336 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168336 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168336 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168336 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168336 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168336 | MarketAxess Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168336 | Littelfuse, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168336 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000168336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168337 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168337 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168337 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168337 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168337 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168337 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168337 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168337 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168337 | MarketAxess Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168337 | Littelfuse, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168337 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000168337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168339 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168339 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168339 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000168339 | FirstEnergy Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168339 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168339 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168339 | CenterPoint Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168339 | Dover Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168339 | MarketAxess Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168339 | Littelfuse, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168339 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168339 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168339 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000168339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168339 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168339 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168339 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168339 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000168339 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000168339 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168329 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168329 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168329 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168329 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168329 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168329 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168329 | Enterprise Products Partners LP_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168329 | Corpay, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168329 | Union Pacific Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168329 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000168329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168330 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168330 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168330 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168330 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168330 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168330 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168330 | Enterprise Products Partners LP_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168330 | Corpay, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168330 | Union Pacific Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168330 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168330 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168330 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000168330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168332 | Teva Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168332 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168332 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168332 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168332 | KeyCorp_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168332 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000168332 | Enterprise Products Partners LP_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168332 | Corpay, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168332 | Union Pacific Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168332 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000168332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000168332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000168332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168416 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168416 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168416 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168416 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168416 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168416 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168416 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168416 | CVS Health Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168416 | Plains GP Holdings LP_Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168416 | Unum Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168416 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168416 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168416 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168416 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168416 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168416 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000168416 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000168416 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000168417 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168417 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168417 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168417 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168417 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168417 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168417 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168417 | CVS Health Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168417 | Plains GP Holdings LP_Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168417 | Unum Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168417 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168417 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168417 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168417 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168417 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168417 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000168417 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000168417 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000168419 | Globe Life, Inc._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168419 | The Timken Co._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168419 | The St. Joe Co._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000168419 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168419 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168419 | Citigroup, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168419 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168419 | CVS Health Corp._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168419 | Plains GP Holdings LP_Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168419 | Unum Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000168419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000168419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000168419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000168419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000168419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000168419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000168419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000168359 | Compass Minerals International, Inc._20451N101
Holdings [Line Items]
Percent of Total Investments	9.80%
C000168359 | Sunrise Energy Metals Ltd._BN4MX14
Holdings [Line Items]
Percent of Total Investments	9.50%
C000168359 | Iluka Resources Ltd._6957575
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168359 | Tamarack Valley Energy Ltd._B8J3TH5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168359 | Keyera Corp._B3SGMV5
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168359 | Sunrise Energy Metals Ltd._BN4MX14W
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168359 | Range Resources Corp._75281A109
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168359 | Antero Resources Corp._03674X106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168359 | Linde PLC_G54950103
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168359 | Enterprise Products Partners LP_293792107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000168359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168360 | Compass Minerals International, Inc._20451N101
Holdings [Line Items]
Percent of Total Investments	9.80%
C000168360 | Sunrise Energy Metals Ltd._BN4MX14
Holdings [Line Items]
Percent of Total Investments	9.50%
C000168360 | Iluka Resources Ltd._6957575
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168360 | Tamarack Valley Energy Ltd._B8J3TH5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168360 | Keyera Corp._B3SGMV5
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168360 | Sunrise Energy Metals Ltd._BN4MX14W
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168360 | Range Resources Corp._75281A109
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168360 | Antero Resources Corp._03674X106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168360 | Linde PLC_G54950103
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168360 | Enterprise Products Partners LP_293792107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168360 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168360 | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000168360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168362 | Compass Minerals International, Inc._20451N101
Holdings [Line Items]
Percent of Total Investments	9.80%
C000168362 | Sunrise Energy Metals Ltd._BN4MX14
Holdings [Line Items]
Percent of Total Investments	9.50%
C000168362 | Iluka Resources Ltd._6957575
Holdings [Line Items]
Percent of Total Investments	6.70%
C000168362 | Tamarack Valley Energy Ltd._B8J3TH5
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168362 | Keyera Corp._B3SGMV5
Holdings [Line Items]
Percent of Total Investments	5.20%
C000168362 | Sunrise Energy Metals Ltd._BN4MX14W
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168362 | Range Resources Corp._75281A109
Holdings [Line Items]
Percent of Total Investments	4.70%
C000168362 | Antero Resources Corp._03674X106
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168362 | Linde PLC_G54950103
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168362 | Enterprise Products Partners LP_293792107
Holdings [Line Items]
Percent of Total Investments	4.00%
C000168362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000168362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168408 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168408 | ESCO Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168408 | MSC Industrial Direct Co., Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168408 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168408 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168408 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168408 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168408 | Riot Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168408 | Spyre Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168408 | Krystal Biotech, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168408 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000168408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000168408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000168408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168409 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168409 | ESCO Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168409 | MSC Industrial Direct Co., Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168409 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168409 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168409 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168409 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168409 | Riot Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168409 | Spyre Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168409 | Krystal Biotech, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000168409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000168409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000168409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000193682 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000193682 | ESCO Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000193682 | MSC Industrial Direct Co., Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000193682 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000193682 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000193682 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000193682 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193682 | Riot Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193682 | Spyre Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000193682 | Krystal Biotech, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193682 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000193682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000193682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000193682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000193682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000193682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168411 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168411 | ESCO Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168411 | MSC Industrial Direct Co., Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168411 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168411 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168411 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000168411 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168411 | Riot Platforms, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168411 | Spyre Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168411 | Krystal Biotech, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000168411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168411 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000168411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000168411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000168411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000168411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000168400 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168400 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168400 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168400 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168400 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168400 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168400 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168400 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168400 | Sterling Infrastructure, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168400 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168400 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168400 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168400 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168400 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000168400 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000168400 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168400 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000168400 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168400 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168401 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168401 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168401 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168401 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168401 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168401 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168401 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168401 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168401 | Sterling Infrastructure, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168401 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168401 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168401 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168401 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168401 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000168401 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000168401 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168401 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000168401 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168401 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000172970 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172970 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172970 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000172970 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172970 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172970 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000172970 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172970 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172970 | Sterling Infrastructure, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172970 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000172970 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172970 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172970 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172970 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000172970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000172970 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000172970 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000172970 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000172970 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168403 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168403 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168403 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168403 | FirstCash Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168403 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168403 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168403 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168403 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168403 | Sterling Infrastructure, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168403 | Onto Innovation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000168403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000168403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000168403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000168403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000168403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168396 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168396 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168396 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168396 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168396 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168396 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168396 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168396 | Rockwell Automation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168396 | Take-Two Interactive Software, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168396 | Astera Labs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168396 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000168396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000168396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168396 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168397 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168397 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168397 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168397 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168397 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168397 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168397 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168397 | Rockwell Automation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168397 | Take-Two Interactive Software, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168397 | Astera Labs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000168397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000168397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000172969 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172969 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000172969 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172969 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000172969 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000172969 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172969 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000172969 | Rockwell Automation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000172969 | Take-Two Interactive Software, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000172969 | Astera Labs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000172969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000172969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000172969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000172969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000172969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168399 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168399 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000168399 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168399 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168399 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168399 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168399 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168399 | Rockwell Automation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168399 | Take-Two Interactive Software, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000168399 | Astera Labs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000168399 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168399 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168399 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000168399 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000168399 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168399 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000168399 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000168399 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219869 | Mercury Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219869 | MACOM Technology Solutions Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219869 | Woodward, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219869 | Comfort Systems USA, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219869 | Cloudflare, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219869 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219869 | Datadog, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219869 | Rockwell Automation, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219869 | Take-Two Interactive Software, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219869 | Astera Labs, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000219869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000219869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000219869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000219869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168393 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168393 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168393 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168393 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	14.10%
C000168393 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	6.30%
C000168393 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168393 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168393 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168393 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168393 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168394 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168394 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168394 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168394 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	14.10%
C000168394 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	6.30%
C000168394 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168394 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168394 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168394 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168394 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168394 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168394 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168394 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168394 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168394 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168394 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168394 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168392 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168392 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000168392 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168392 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	14.10%
C000168392 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	6.30%
C000168392 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000168392 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000168392 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000168392 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168392 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000168392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000168392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000168392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000168392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168392 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168392 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000168412 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168412 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168412 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168412 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168412 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168412 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.70%
C000168412 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168412 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168412 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168412 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168412 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168412 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000168412 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168412 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168412 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168412 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168413 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168413 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168413 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168413 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168413 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168413 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.70%
C000168413 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168413 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168413 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168413 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168413 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168413 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000168413 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168413 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168413 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168415 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000168415 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000168415 | Semtech Corp._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000168415 | Guardant Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000168415 | Revolution Medicines, Inc._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168415 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.70%
C000168415 | Lam Research Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168415 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000168415 | AppLovin Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168415 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000168415 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168415 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	63.50%
C000168415 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168415 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168415 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168415 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168344 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168344 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168344 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168344 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168344 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168344 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168344 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168344 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168344 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168344 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168344 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168344 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000168344 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168344 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168344 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168344 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168344 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168344 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168345 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168345 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168345 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168345 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168345 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168345 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168345 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168345 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168345 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168345 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000168345 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168345 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168345 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168345 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168345 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168345 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168346 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168346 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168346 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168346 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168346 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168346 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168346 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168346 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168346 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168346 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000168346 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168346 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168346 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168346 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168346 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168346 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000213174 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000213174 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000213174 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000213174 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000213174 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213174 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213174 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000213174 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213174 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000213174 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000213174 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000213174 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000213174 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000213174 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000213174 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000213174 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000213174 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000213174 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168347 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000168347 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168347 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168347 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168347 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000168347 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000168347 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168347 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000168347 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000168347 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000168347 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168347 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000168347 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168347 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000168347 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168347 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000168340 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168340 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168340 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168340 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168340 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168340 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168340 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168340 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168340 | Caterpillar, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168340 | Fortinet, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168340 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168340 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168340 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168340 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000168340 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168340 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168340 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168340 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168340 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168341 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168341 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168341 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168341 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168341 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168341 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168341 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168341 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168341 | Caterpillar, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168341 | Fortinet, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168341 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000168341 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168341 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168342 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168342 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168342 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168342 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168342 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168342 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168342 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168342 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168342 | Caterpillar, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168342 | Fortinet, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168342 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168342 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168342 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000168342 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168342 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168342 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168342 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168342 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000213170 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213170 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000213170 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213170 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213170 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000213170 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213170 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213170 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213170 | Caterpillar, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213170 | Fortinet, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213170 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213170 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213170 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000213170 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000213170 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000213170 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000213170 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000213170 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168343 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168343 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	4.40%
C000168343 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168343 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000168343 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.80%
C000168343 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000168343 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168343 | Micron Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168343 | Caterpillar, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000168343 | Fortinet, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000168343 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168343 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000168343 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000168343 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168343 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168343 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000168343 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000168343 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000168370 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168370 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000168370 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000168370 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168370 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168370 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168370 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168371 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168371 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000168371 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000168371 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168371 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168371 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168371 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168373 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168373 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000168373 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000168373 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000168373 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000168373 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000168373 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168374 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168374 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000168374 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000168374 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168375 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168375 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000168375 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000168375 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168376 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168376 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000168376 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000168376 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168377 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168377 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000168377 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000168377 | Senior Secured Loan
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168384 | LifePoint Health, Inc., Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168384 | State Street Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168384 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168384 | Air Methods Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168384 | LS Group OpCo. Acquisition LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000168384 | Traverse Midstream Partners LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000168384 | Gainwell Acquisition Corp., Term B Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168384 | Cengage Learning, Inc., Existing Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168384 | Innio North America Holding, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000168384 | Ineos Finance PLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000168384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000168384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000168384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000168384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168385 | LifePoint Health, Inc., Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168385 | State Street Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168385 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168385 | Air Methods Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168385 | LS Group OpCo. Acquisition LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000168385 | Traverse Midstream Partners LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000168385 | Gainwell Acquisition Corp., Term B Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168385 | Cengage Learning, Inc., Existing Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168385 | Innio North America Holding, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000168385 | Ineos Finance PLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000168385 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168385 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168385 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168385 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000168385 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168385 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000168385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000168385 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000168387 | LifePoint Health, Inc., Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000168387 | State Street Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000168387 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000168387 | Air Methods Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000168387 | LS Group OpCo. Acquisition LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000168387 | Traverse Midstream Partners LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000168387 | Gainwell Acquisition Corp., Term B Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168387 | Cengage Learning, Inc., Existing Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000168387 | Innio North America Holding, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000168387 | Ineos Finance PLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000168387 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168387 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168387 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168387 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000168387 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000168387 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168387 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168387 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000168387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000168387 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219868 | LifePoint Health, Inc., Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219868 | State Street Blackstone Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000219868 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219868 | Air Methods Corp._
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219868 | LS Group OpCo. Acquisition LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219868 | Traverse Midstream Partners LLC, Term Loan B, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219868 | Gainwell Acquisition Corp., Term B Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219868 | Cengage Learning, Inc., Existing Term Loan, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219868 | Innio North America Holding, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219868 | Ineos Finance PLC, 2030 Dollar Term Loans, First Lien_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219868 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219868 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000219868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000219868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000219868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%